Investment Securities (Details 1) - U.S. GSE debt securities, Agency MBS, ABS and OAS, CMO and CDs [Member] - Collateral Pledged [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost	$ 59,380,136	$ 61,463,021
Fair Value	$ 53,294,329	$ 52,603,659